UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22663

Investment Company Act File Number

eUnits™ 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 27, 2013

Date of Fiscal Year End

February 25, 2013

Date of Reporting Period

Item 1. Schedule of Investments

eUnits™ 2 Year U.S. Market Participation Trust II:

Upside to Cap / Buffered Downside

February 25, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 90.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 1.00%, 5/15/14	$19,824	$20,018,374

Total U.S. Treasury Obligations (identified cost $19,990,892)		$20,018,374

Total Investments — 90.4% (identified cost $19,990,892)		$20,018,374

Structured Options — 8.6%* (net premiums receivable $182,933)		$1,891,548

Other Assets, Less Liabilities — 1.0%		$227,782

Net Assets — 100.0%		$22,137,704

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	See attached for a detailed listing of Structured Options open at February 25, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 25, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$19,990,892

Gross unrealized appreciation	$27,482
Gross unrealized depreciation	—

Net unrealized appreciation	$27,482

1

A summary of open financial instruments at February 25, 2013 is as follows:

Over-The-Counter Structured Options

Description	Counterparty	Notional Amount	Expiration Date	Market Value	Net Unrealized Appreciation
Long Call Spread plus Short Put Single Pay Contract(1)	Barclays Bank PLC	$6,667,496	5/21/2014	$628,129	$694,636
Long Call Spread plus Short Put Single Pay Contract(1)	Credit Suisse International	6,767,495	5/21/2014	637,550	705,055
Long Call Spread plus Short Put Single Pay Contract(2)	Morgan Stanley & Co. International PLC	6,667,496	5/21/2014	625,869	674,790

		$20,102,487		$1,891,548	$2,074,481

(1)	Contract represents 3 embedded options on the S&P 500 Index consisting of 1) a purchased call option with a strike price of $1,332.42, 2) a written call option with a strike price of $1,606.90 and 3) a written put option with a strike price of $1,132.56.

(2)	Contract represents 3 embedded options on the S&P 500 Index consisting of 1) a purchased call option with a strike price of $1,332.42, 2) a written call option with a strike price of $1,605.57 and 3) a written put option with a strike price of $1,132.56.

The Trust is subject to equity price risk in the normal course of pursuing its investment objective. To achieve its investment objective, the Trust invests substantially all its net assets in U.S. Treasury obligations that mature on or shortly prior to May 21, 2014 (the Trust’s Termination Date) and in structured option contracts that provide for the Trust to pay or receive cash at the contracts’ settlement, which are scheduled to conclude on the Trust’s Termination Date. The price performance of the S&P 500 Composite Stock Price Index embedded in the structured option contracts corresponds to the price performance that the Trust seeks in accordance with its investment objective. The Trust’s commitments under the structured option contracts are collateralized by its investment in U.S. Treasuries.

At February 25, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $1,891,548.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 25, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$20,018,374	$—	$20,018,374
Total Investments	$—	$20,018,374	$—	$20,018,374
Structured Options	$—	$1,891,548	$—	$1,891,548
Total	$—	$21,909,922	$—	$21,909,922

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual report to shareholders.

2

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

eUnits™ 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 24, 2013